Other Assets and Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

The following table details the components of other assets:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Promissory note receivable	$5,515	$5,104
Allowance for promissory note receivable and other receivables	(5,515)	—
Prepaid expenses	4,054	2,329
Loan fee receivable	2,932	—
Insurance reimbursable receivable	2,840	3,211
Fixed assets (Note 7)	2,328	4,344
Distribution receivables	—	5,891
Deferred costs of equity offering	343	7,778
Related party receivables	—	17,795
Allowance for related party receivables	—	(15,600)
Other assets	2,202	2,051
Total Other assets, net	$14,699	$32,903

Schedule of other liabilities

The following table details the components of other liabilities:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Interest commitments	$18,243	$13,499
Accrued interest on debt due to related parties	9,740	—
Deferred upfront fees	2,717	—
Other	1,027	1,123
Total Other liabilities	$31,727	$14,622